SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

Management evaluated all additional events through the date the consolidated financial statements were available to be issued. Based upon this review, unless noted below, the Company did not identify any material subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On April 30,2025, the Company entered into a convertible promissory note of $210,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 55% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of April 30, 2026. During the three months ended February 28,2025, the Company obtained the initial consideration of $51,000 (see Note 9) and as of filing of this consolidate financial statements, the Company obtained the initial consideration of $84,559.

In May 2025, the Company’s Board of Directors authorized the issuance of the convertible promissory note and warrants to an investor. The convertible promissory note was for the amount of $510,000 with 10% original discount (OID) , interest rate of 6% per annum , conversion price of the lesser of (i) the closing price of the Company’s common stock on the trading market on the issuance date and (ii) 84% of the lowest Volume Weighted Average Price (VWAP) over the ten trading day period ending on the date the conversion notice. The common stock purchase warrant was for 3,631,083 shares of common stock for a period of 5 years, with the exercise price of the closing price of common stock on the trading market on the intimal exercise date. As of filing this consolidate financial statements, the Company obtained the initial consideration of $510,000.

NOTE 12 – SUBSEQUENT

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On January 17,2025, the Company entered into a convertible promissory note of $37,500 with interest rate of 10% per annum, conversion price of 75% of the average price of the Company’s common stock during the 10 consecutive trading days prior to the date of the conversion with maturity date of January 17,2026. On January 23,2025, the Company obtained the amount of $37,500.

On February 4,2025, the Company entered into a convertible promissory note of $50,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 55% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of February 4,2026. During January-March 2025, the Company obtained the initial consideration of $48,000 with 10% OID of $5,333 for total initial principal amount of $53,333.

NOTE 12 – SUBSEQUENT

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stock holder based on legal opinion from attorney.